Employee Cost - Fair value of the PSUs and ESOs has been measured using Black Scholes Option Pricing (Details)	12 Months Ended
	Mar. 31, 2022 yr ₨ / shares	Mar. 31, 2021 ₨ / shares
Statement [Line Items]
Share Price	₨ 170.6	₨ 170.6
PSU [Member]
Statement [Line Items]
Risk free interest rate	5.30%
Expected life of option | yr	3.8
Expected volatility	50.70%
Share Price	₨ 376.4
Employee Stock Options [member]
Statement [Line Items]
Risk free interest rate	5.30%
Expected life of option | yr	3.8
Expected volatility	50.70%
Share Price	₨ 376.4